Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Basis of Presentation and Fiscal Year (Policies)	6 Months Ended
Jun. 30, 2014
Policies
Basis of Presentation and Fiscal Year

Basis of Presentation and Fiscal Year

These financial statements have been presented by the Company in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars. The Company’s fiscal year-end is December 31st (prior to the Asset Purchase Agreement our fiscal year end was May 31st and upon execution of the Asset Purchase Agreement on October 4, 2013, our fiscal year end changed to December 31st.)

On September 9, 2013, we effected a 13.5 to one forward stock split of our common stock. The securities of our Company referred to in these financial statements are the securities subsequent to the forward stock split.